Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI Intl Value Factor ETF (Formerly iShares® Edge MSCI Intl Value Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.3%
BlueScope Steel Ltd.	69,334	$713,793
Fortescue Metals Group Ltd.	248,468	3,030,834
Origin Energy Ltd.	68,479	192,357
Qantas Airways Ltd.(a)	38,434	113,089
Santos Ltd.	56,436	187,460
Sonic Healthcare Ltd.	33,218	812,258
South32 Ltd.	682,062	972,326

		6,022,117

Austria — 0.3%
ANDRITZ AG	3,402	114,605
Erste Group Bank AG(a)	13,608	278,665
OMV AG	10,510	241,179
Raiffeisen Bank International AG(a)	19,697	283,129
voestalpine AG	15,016	417,169

		1,334,747

Belgium — 0.9%
Anheuser-Busch InBev SA/NV	35,478	1,841,510
Galapagos NV(a)	2,187	258,319
Sofina SA	729	189,366
Solvay SA	7,550	612,985
UCB SA	12,710	1,254,004

		4,156,184

Canada — 2.4%
AltaGas Ltd.	25,774	326,488
Bausch Health Companies Inc.(a)	79,925	1,315,749
Canadian Tire Corp. Ltd., Class A, NVS	2,187	244,033
Empire Co. Ltd., Class A, NVS	19,402	528,941
George Weston Ltd.	8,819	617,962
Loblaw Companies Ltd.	19,081	949,077
Lundin Mining Corp.	47,811	288,655
Magna International Inc.	26,891	1,372,029
Manulife Financial Corp.	79,461	1,076,286
Metro Inc.	16,824	784,199
Open Text Corp.	32,889	1,207,422
Power Corp. of Canada	32,050	609,824
Teck Resources Ltd., Class B	130,572	1,714,715

		11,035,380

Denmark — 0.7%
AP Moller - Maersk A/S, Class A	380	560,655
AP Moller - Maersk A/S, Class B, NVS	633	1,011,184
Danske Bank A/S(a)	69,923	929,470
H Lundbeck A/S	4,938	139,067
Pandora A/S(a)	6,862	543,467

		3,183,843

Finland — 0.7%
Fortum OYJ	24,543	461,711
Nokia OYJ(a)	787,278	2,659,475

		3,121,186

France — 10.7%
Atos SE(a)	22,693	1,549,028
AXA SA	165,066	2,653,423
BNP Paribas SA(a)	149,909	5,213,323
Bollore SA	32,187	115,328
Bouygues SA	22,475	736,967
Capgemini SE	10,692	1,234,746
Carrefour SA	100,010	1,556,395
Cie. de Saint-Gobain(a)	76,710	2,993,413

Security	Shares	Value

France (continued)
Cie. Generale des Etablissements Michelin SCA	12,005	$1,295,479
CNP Assurances(a)	19,472	219,334
Credit Agricole SA(a)	141,704	1,119,463
Eiffage SA(a)	3,402	246,963
Electricite de France SA	117,028	1,358,838
Engie SA(a)	266,361	3,222,159
Faurecia SE(a)	6,244	236,674
Ipsen SA	2,187	199,089
Natixis SA(a)	54,432	126,557
Orange SA	130,949	1,468,920
Peugeot SA(a)	111,563	2,005,192
Publicis Groupe SA	20,537	712,891
Renault SA(a)	34,299	849,205
Sanofi	141,595	12,761,165
SES SA	17,739	141,626
Societe Generale SA(a)	152,045	2,061,555
TOTAL SE	127,869	3,845,841
Valeo SA(b)	14,674	443,905

		48,367,479

Germany — 6.1%
Bayer AG, Registered	169,009	7,945,675
Bayerische Motoren Werke AG	31,953	2,184,095
Commerzbank AG(a)	180,410	850,059
Continental AG	6,357	675,923
Daimler AG, Registered	83,549	4,321,097
Deutsche Bank AG, Registered(a)	257,617	2,370,972
Fresenius Medical Care AG & Co. KGaA	22,056	1,684,876
Fresenius SE & Co. KGaA	52,672	1,953,542
HeidelbergCement AG	24,975	1,429,005
Henkel AG & Co. KGaA	4,374	395,631
HOCHTIEF AG	1,458	107,336
Merck KGaA	11,611	1,719,712
METRO AG	24,712	242,376
Uniper SE	25,564	764,109
United Internet AG, Registered	5,871	205,849
Volkswagen AG	4,757	740,303

		27,590,560

Hong Kong — 2.7%
Bank of East Asia Ltd. (The)	83,800	150,854
CK Asset Holdings Ltd.	607,500	2,812,337
CK Hutchison Holdings Ltd.	636,500	3,833,027
Hongkong Land Holdings Ltd.	48,600	178,362
Jardine Matheson Holdings Ltd.	25,500	1,131,945
Jardine Strategic Holdings Ltd.	48,600	1,054,134
Kerry Properties Ltd.	121,500	297,058
Sino Land Co. Ltd.(b)	486,000	574,061
Swire Pacific Ltd., Class A	39,500	179,804
WH Group Ltd.(c)	1,502,000	1,179,543
Wharf Real Estate Investment Co. Ltd.	243,058	932,445

		12,323,570

Israel — 0.8%
Bank Hapoalim BM	80,827	474,294
Bank Leumi Le-Israel BM	89,295	423,329
ICL Group Ltd.	34,506	125,804
Isracard Ltd.	1	3
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	291,919	2,545,534

		3,568,964

Italy — 2.8%
CNH Industrial NV(a)	41,310	320,479

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Value Factor ETF (Formerly iShares® Edge MSCI Intl Value Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Enel SpA	707,972	$5,635,869
Eni SpA	136,271	954,157
Intesa Sanpaolo SpA(a)	1,258,277	2,080,712
Leonardo SpA	66,522	316,771
Mediobanca Banca di Credito Finanziario SpA	49,196	348,879
Pirelli & C SpA(a)(c)	19,197	80,055
Telecom Italia SpA/Milano	1,454,915	493,852
UniCredit SpA(a)	345,444	2,575,700

		12,806,474

Japan — 43.1%
Aeon Mall Co. Ltd.	24,300	377,726
AGC Inc.	25,900	803,955
Air Water Inc.	24,300	346,346
Aisin Seiki Co. Ltd.	14,600	439,229
Ajinomoto Co. Inc.	48,600	975,115
Alfresa Holdings Corp.	24,600	449,690
Amada Co. Ltd.	39,100	338,488
ANA Holdings Inc.(a)	24,300	527,654
Aozora Bank Ltd.	23,300	380,681
Asahi Group Holdings Ltd.	48,600	1,498,353
Asahi Kasei Corp.	159,800	1,376,353
Astellas Pharma Inc.	170,100	2,334,929
Bridgestone Corp.	48,600	1,575,990
Brother Industries Ltd.	48,600	746,619
Canon Inc.	170,100	2,929,645
Central Japan Railway Co.	17,700	2,130,806
Chiba Bank Ltd. (The)	87,200	447,928
Chubu Electric Power Co. Inc.	121,500	1,361,558
Chugoku Electric Power Co. Inc. (The)	24,300	305,668
Coca-Cola Bottlers Japan Holdings Inc.	4,500	63,406
Concordia Financial Group Ltd.	136,200	446,878
Dai Nippon Printing Co. Ltd.	24,300	450,715
Daicel Corp.	24,300	172,940
Dai-ichi Life Holdings Inc.	72,900	1,078,437
Daito Trust Construction Co. Ltd.	5,500	499,283
Daiwa House Industry Co. Ltd.	121,500	3,179,293
Daiwa House REIT Investment Corp.	244	564,603
Daiwa Securities Group Inc.	147,700	594,812
Denso Corp.	24,300	1,124,578
Dentsu Group Inc.	24,300	695,249
East Japan Railway Co.	26,600	1,388,523
Electric Power Development Co. Ltd.	24,300	327,750
ENEOS Holdings Inc.	378,300	1,268,720
FamilyMart Co. Ltd.	24,300	531,839
Fuji Electric Co. Ltd.	2,500	75,330
FUJIFILM Holdings Corp.	72,900	3,708,458
Fujitsu Ltd.	26,300	3,075,545
Fukuoka Financial Group Inc.	24,400	405,655
Hankyu Hanshin Holdings Inc.	24,300	739,181
Hino Motors Ltd.	39,000	296,958
Hitachi Ltd.	267,300	8,954,320
Honda Motor Co. Ltd.	170,100	3,962,058
Hulic Co. Ltd.	48,700	450,011
Idemitsu Kosan Co. Ltd.	24,300	489,301
Iida Group Holdings Co. Ltd.	24,300	437,698
Inpex Corp.	111,200	523,344
Isetan Mitsukoshi Holdings Ltd.	24,300	117,386
Isuzu Motors Ltd.	63,400	511,251
ITOCHU Corp.	251,200	6,007,270
Japan Airlines Co. Ltd.(a)	24,300	422,356

Security	Shares	Value

Japan (continued)
Japan Post Bank Co. Ltd.	39,000	$310,015
Japan Post Holdings Co. Ltd.	207,300	1,417,627
Japan Post Insurance Co. Ltd.	24,300	383,537
Japan Tobacco Inc.	170,100	3,205,443
JFE Holdings Inc.(a)	121,500	846,107
JSR Corp.	24,400	547,565
JTEKT Corp.	24,300	191,536
Kajima Corp.	72,900	775,443
Kamigumi Co. Ltd.	24,300	433,281
Kansai Electric Power Co. Inc. (The)	136,000	1,237,061
Kawasaki Heavy Industries Ltd.(a)	24,300	288,234
KDDI Corp.	121,500	3,245,540
Kirin Holdings Co. Ltd.	24,300	436,768
Komatsu Ltd.	73,100	1,636,953
Kuraray Co. Ltd.	48,600	447,228
Kyocera Corp.	48,600	2,664,306
Kyushu Electric Power Co. Inc.	63,300	530,427
Kyushu Railway Co.	24,400	517,922
LIXIL Group Corp.	24,300	524,400
Marubeni Corp.	445,900	2,316,940
Mazda Motor Corp.	63,100	329,564
Mebuki Financial Group Inc.	173,300	346,467
Medipal Holdings Corp.	24,600	438,160
MINEBEA MITSUMI Inc.	24,300	435,605
Mitsubishi Chemical Holdings Corp.	231,700	1,299,240
Mitsubishi Corp.	277,600	6,175,232
Mitsubishi Electric Corp.	170,100	2,180,352
Mitsubishi Estate Co. Ltd.	121,800	1,810,572
Mitsubishi Gas Chemical Co. Inc.	24,300	440,022
Mitsubishi Heavy Industries Ltd.	48,600	1,038,805
Mitsubishi Materials Corp.	24,300	443,741
Mitsubishi Motors Corp.(a)	39,300	71,427
Mitsubishi UFJ Financial Group Inc.	1,779,900	6,984,073
Mitsubishi UFJ Lease & Finance Co. Ltd.	39,100	164,569
Mitsui & Co. Ltd.	349,300	5,446,327
Mitsui Chemicals Inc.	24,300	619,703
Mizuho Financial Group Inc.	310,970	3,812,015
NEC Corp.	45,600	2,290,032
Nexon Co. Ltd.	24,300	678,513
NGK Insulators Ltd.	24,300	344,719
NGK Spark Plug Co. Ltd.	24,300	424,216
NH Foods Ltd.	13,400	547,331
Nikon Corp.	24,300	146,209
Nippon Express Co. Ltd.	3,800	212,646
Nippon Steel Corp.(a)	159,200	1,532,761
Nippon Telegraph & Telephone Corp.	121,500	2,552,267
Nippon Yusen KK	24,300	445,136
Nissan Motor Co. Ltd.(a)	254,600	891,368
Nitto Denko Corp.	4,100	286,694
Nomura Holdings Inc.	302,000	1,341,869
NSK Ltd.	38,900	308,476
NTT Data Corp.	48,600	546,250
NTT DOCOMO Inc.	55,200	2,052,443
Obayashi Corp.	135,600	1,128,487
Oji Holdings Corp.	135,500	569,012
ORIX Corp.	158,900	1,847,551
Osaka Gas Co. Ltd.	48,600	921,420
Otsuka Holdings Co. Ltd.	48,600	1,792,166
Panasonic Corp.	72,900	669,935
Renesas Electronics Corp.(a)	73,100	602,058

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Value Factor ETF (Formerly iShares® Edge MSCI Intl Value Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Resona Holdings Inc.	302,600	$991,396
Ricoh Co. Ltd.	184,800	1,205,602
Rohm Co. Ltd.	9,400	719,342
Sega Sammy Holdings Inc.	100	1,249
Seibu Holdings Inc.	24,300	242,210
Seiko Epson Corp.	48,600	559,732
Sekisui Chemical Co. Ltd.	24,400	378,114
Sekisui House Ltd.	48,700	804,291
Seven & i Holdings Co. Ltd.	99,200	3,016,614
Shimizu Corp.	97,200	673,166
Shinsei Bank Ltd.	24,300	291,024
Shionogi & Co. Ltd.	15,300	720,654
Shizuoka Bank Ltd. (The)	63,200	423,187
Showa Denko KK	24,300	410,734
SoftBank Group Corp.	82,800	5,380,337
Sompo Holdings Inc.	24,300	904,451
Subaru Corp.	48,600	885,855
SUMCO Corp.	48,600	736,857
Sumitomo Chemical Co. Ltd.	257,500	837,478
Sumitomo Corp.	277,300	3,035,870
Sumitomo Dainippon Pharma Co. Ltd.	24,300	284,050
Sumitomo Electric Industries Ltd.	72,900	798,804
Sumitomo Heavy Industries Ltd.	24,400	518,156
Sumitomo Metal Mining Co. Ltd.	24,300	749,176
Sumitomo Mitsui Financial Group Inc.	194,400	5,357,436
Sumitomo Mitsui Trust Holdings Inc.	48,600	1,294,032
Sumitomo Rubber Industries Ltd.	15,000	131,002
Suzuken Co. Ltd.	11,300	406,969
Suzuki Motor Corp.	24,300	1,036,016
Taiheiyo Cement Corp.	24,300	568,100
Taisei Corp.	24,300	754,290
TDK Corp.	24,300	2,838,177
Teijin Ltd.	24,300	370,985
Tohoku Electric Power Co. Inc.	72,900	642,948
Tokyo Electric Power Co. Holdings Inc.(a)	495,500	1,275,010
Toppan Printing Co. Ltd.	48,600	615,055
Toray Industries Inc.	72,900	328,029
Toshiba Corp.	24,300	611,103
Tosoh Corp.	48,600	785,671
Toyota Industries Corp.	11,300	726,382
Toyota Motor Corp.	170,100	11,069,354
Toyota Tsusho Corp.	48,600	1,347,727
West Japan Railway Co.	24,300	1,036,713
Yamada Holdings Co. Ltd.	63,200	307,113
Yamaha Motor Co. Ltd.	24,300	344,719
Yamazaki Baking Co. Ltd.	24,300	398,879
Yokogawa Electric Corp.	24,300	354,714
Yokohama Rubber Co. Ltd. (The)	24,300	346,578

		195,548,998

Netherlands — 3.3%
ABN AMRO Bank NV, CVA(a)(c)	39,664	325,543
Aegon NV	316,778	854,232
AerCap Holdings NV(a)(b)	29,616	735,365
ArcelorMittal SA(a)	188,921	2,564,192
EXOR NV	8,882	461,440
ING Groep NV(a)	458,692	3,130,506
Koninklijke Ahold Delhaize NV	181,946	4,999,658
NN Group NV	46,286	1,614,252

Security	Shares	Value

Netherlands (continued)
Randstad NV(a)	5,589	$279,359

		14,964,547

Norway — 0.4%
Equinor ASA	36,730	465,905
Mowi ASA	32,402	510,664
Norsk Hydro ASA(a)	134,804	376,961
Yara International ASA	9,234	321,200

		1,674,730

Singapore — 0.5%
Keppel Corp. Ltd.	145,800	468,738
UOL Group Ltd.	24,300	110,689
Venture Corp. Ltd.	24,300	342,745
Wilmar International Ltd.	364,500	1,078,418
Yangzijiang Shipbuilding Holdings Ltd.	607,500	409,301

		2,409,891

Spain — 2.3%
ACS Actividades de Construccion y Servicios SA	24,187	574,754
Banco Bilbao Vizcaya Argentaria SA	778,975	2,233,991
Banco Santander SA(a)	2,207,086	4,398,335
CaixaBank SA	407,167	740,838
Mapfre SA	83,248	125,481
Repsol SA	147,354	916,586
Telefonica SA	425,963	1,392,289

		10,382,274

Sweden — 0.4%
Boliden AB	28,533	779,588
ICA Gruppen AB	6,250	295,819
Telia Co. AB	128,208	491,448

		1,566,855

Switzerland — 4.0%
Credit Suisse Group AG, Registered	233,644	2,198,402
LafargeHolcim Ltd., Registered	25,515	1,095,429
Novartis AG, Registered	189,470	14,778,474

		18,072,305

United Kingdom — 14.5%
3i Group PLC	76,437	949,786
Anglo American PLC	166,831	3,906,986
Associated British Foods PLC	24,786	544,020
Aviva PLC	458,874	1,527,810
Barclays PLC(a)	2,639,531	3,636,802
Barratt Developments PLC(a)	80,735	503,684
Berkeley Group Holdings PLC	7,356	385,874
BP PLC	829,391	2,108,344
British American Tobacco PLC	430,963	13,641,120
British Land Co. PLC (The)	68,040	306,683
BT Group PLC	902,886	1,183,776
Coca-Cola European Partners PLC	13,644	487,227
Evraz PLC	63,423	294,811
Fiat Chrysler Automobiles NV(a)	202,300	2,484,212
Glencore PLC(a)	1,290,898	2,602,176
Imperial Brands PLC	183,243	2,900,063
Informa PLC(a)	58,099	314,010
J Sainsbury PLC	450,547	1,174,436
Kingfisher PLC(a)	219,437	814,595
Lloyds Banking Group PLC(a)	6,386,676	2,314,297
M&G PLC	262,197	497,174
Melrose Industries PLC(a)	460,786	712,871
Natwest Group PLC(a)	593,570	953,218

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Value Factor ETF (Formerly iShares® Edge MSCI Intl Value Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Pearson PLC	51,661	$340,668
Persimmon PLC	19,719	595,602
Rio Tinto PLC	110,373	6,217,976
Royal Dutch Shell PLC, Class A	219,146	2,735,517
Royal Dutch Shell PLC, Class B	189,106	2,271,536
Standard Chartered PLC(a)	312,350	1,420,810
Taylor Wimpey PLC(a)	258,870	354,133
Tesco PLC	1,145,760	3,044,417
Vodafone Group PLC	2,278,474	3,034,450
Wm Morrison Supermarkets PLC	412,160	868,132
WPP PLC	96,532	769,615

		65,896,831

Total Common Stocks — 97.9% (Cost: $527,964,517)		444,026,935

Preferred Stocks

Germany — 1.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	7,656	395,963
Porsche Automobil Holding SE, Preference Shares, NVS	28,675	1,536,495
Volkswagen AG, Preference Shares, NVS	22,647	3,300,181

		5,232,639

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	790,168	287,450

Total Preferred Stocks — 1.2% (Cost: $6,277,809)		5,520,089

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(d)(e)(f)	2,889,610	$2,891,633
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	112,000	112,000

		3,003,633

Total Short-Term Investments — 0.7% (Cost: $3,003,417)		3,003,633

Total Investments in Securities — 99.8% (Cost: $537,245,743)		452,550,657

Other Assets, Less Liabilities — 0.2%		1,048,547

Net Assets — 100.0%		$453,599,204

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,544,112	$—	$(2,650,951	)(a)	$(1,560)	$32	$2,891,633	2,889,610	$5,132	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	112,000	—	—		—	—	112,000	112,000	23		—

					$(1,560)	$32	$3,003,633		$5,155		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	35	12/18/20	$1,206	$(111,252)
FTSE 100 Index	18	12/18/20	1,295	(70,328)

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Value Factor ETF (Formerly iShares® Edge MSCI Intl Value Factor ETF)

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

TOPIX Index	9	12/10/20	$1,354	$(63,860)

				(245,440)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$444,026,935	$—	$—	$444,026,935
Preferred Stocks	5,520,089	—	—	5,520,089
Money Market Funds	3,003,633	—	—	3,003,633

	$452,550,657	$—	$—	$452,550,657

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(245,440)	$—	$—	$(245,440)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares